Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Value of Goodwill for Our Operating Segments

As of December 31, 2022 and 2021, the change in the carrying value of goodwill for our operating segments (as defined in Note 17), are listed below:

	Drones	Sensors	SaaS	Total
Balance as of December 31, 2020	$—	$—	$3,108,000	$3,108,000
Acquisitions	12,655,577	18,972,896	42,488,730	74,117,203
Impairment	—	—	(12,357,921)	(12,357,921)
Balance as of December 31, 2021	$12,655,577	$18,972,896	$33,238,809	$64,867,282
Impairment	(12,655,577)	—	(29,032,294)	(41,687,871)
Balance as of December 31, 2022	$—	$18,972,896	$4,206,515	$23,179,411